Supplemental Guarantor Information Supplemental Narrative (Details) - Senior Notes [Member] $ in Millions	May 03, 2012 USD ($)
Debt instrument, face amount	$ 1,900
Parent Company [Member] | Senior Notes Due 2017 $300M 2.0% [Member]
Debt instrument, face amount	$ 300
Debt instrument, interest rate percentage	2.00%
Parent Company [Member] | Senior Notes Due 2022 $500M 3.5% [Member]
Debt instrument, face amount	$ 500
Debt instrument, interest rate percentage	3.50%
Parent Company [Member] | Senior Notes Due 2042 $1.1B 5.0% [Member]
Debt instrument, face amount	$ 1,100
Debt instrument, interest rate percentage	5.00%